Sensitivity analysis (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Percentage of reasonably possible increase in interest cost actuarial assumption	1.00%
Increase decrease in defined benefit obligation due to reasonably possible increase in cost of service actuarial assumption	R$ 689
Increase decrease in defined benefit obligation due to reasonably possible increase in interest cost actuarial assumption	32
Increase decrease in defined benefit obligation due to reasonably possible decrease in cost of service actuarial assumption	(879)
Increase decrease in defined benefit obligation due to reasonably possible decrease in interest cost actuarial assumption	R$ 79
Actuarial assumption of expected rates of pension increases [member]
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Percentage of reasonably possible increase in interest cost actuarial assumption	1.00%
Increase decrease in defined benefit obligation due to reasonably possible increase in cost of service actuarial assumption	R$ 119
Increase decrease in defined benefit obligation due to reasonably possible increase in interest cost actuarial assumption	498
Increase decrease in defined benefit obligation due to reasonably possible decrease in cost of service actuarial assumption	(122)
Increase decrease in defined benefit obligation due to reasonably possible decrease in interest cost actuarial assumption	R$ (511)
Actuarial assumption of life expectancy after retirement [member]
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Percentage of reasonably possible increase in interest cost actuarial assumption	1.00%
Increase decrease in defined benefit obligation due to reasonably possible increase in cost of service actuarial assumption	R$ 604
Increase decrease in defined benefit obligation due to reasonably possible increase in interest cost actuarial assumption	3,814
Increase decrease in defined benefit obligation due to reasonably possible decrease in cost of service actuarial assumption	(508)
Increase decrease in defined benefit obligation due to reasonably possible decrease in interest cost actuarial assumption	R$ (3,029)
Health insurance member | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Premise increase	R$ 26,078
Premise reduction	(31,796)
Increase decrease in defined benefit obligation due to reasonably possible increase in future pension plan	R$ (5,870)
Health insurance member | Actuarial assumption of expected rates of pension increases [member]
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Increase decrease in defined benefit obligation due to reasonably possible increase in future pension plan	R$ 6,021
Health insurance member | Actuarial assumption of life expectancy after retirement [member]
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Premise increase	R$ 44,929
Premise reduction	R$ (35,676)
United states of america member | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Premise increase	R$ 15,283
Premise reduction	R$ (12,714)
United states of america member | Actuarial assumption of mortality rates [member]
Disclosure of defined benefit plans [line items]
Premise change	10.00%
Premise increase	R$ 6,455
Premise reduction	R$ (12,714)
Mexico member | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Premise change	1.00%
Premise increase	R$ 1,752
Premise reduction	R$ (2,078)
Germany member | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Premise change	0.30%
Premise increase	R$ 10,495
Premise reduction	R$ (11,294)
Germany member | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Premise change	0.50%
Premise increase	R$ 13,163
Premise reduction	R$ (12,415)
Germany member | Actuarial assumption of expected rates of pension increases [member]
Disclosure of defined benefit plans [line items]
Premise change	0.25%
Premise reduction	R$ (6,296)
Increase decrease in defined benefit obligation due to reasonably possible increase in future pension plan	6,488
Germany member | Actuarial assumption of life expectancy after retirement [member]
Disclosure of defined benefit plans [line items]
Premise increase	5,565
Premise reduction	R$ (5,809)
Life expectancy	1 year
Netherlands member | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Premise change	0.30%
Premise increase	R$ 558
Premise reduction	R$ (599)
Netherlands member | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Premise change	0.50%
Premise increase	R$ 695
Premise reduction	R$ (655)
Netherlands member | Actuarial assumption of expected rates of pension increases [member]
Disclosure of defined benefit plans [line items]
Premise change	0.25%
Premise increase	R$ 343
Premise reduction	(332)
Netherlands member | Actuarial assumption of life expectancy after retirement [member]
Disclosure of defined benefit plans [line items]
Premise increase	294
Premise reduction	R$ (307)
Life expectancy	1 year